NOTE PAYABLE AND PROMISSORY NOTE (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 07, 2025	Mar. 07, 2025	Jan. 31, 2026	Feb. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 20, 2025
Convertible Promissory Note Agreement [Member]
Amortization of debt discount					$ 358,200	$ 0
Convertible promissory note description		The principal does not accrue interest, and the amount of the note was automatically convertible into equity of the Company on the maturity date at a conversion price of $0.40 per share. At the Company’s sole discretion, the principal may convert into either: (a) shares of the Company’s Series C Preferred Stock; or (b) shares of the Company’s common stock		(1) the acquisition of the controlling interest in the Company by ACP, which happened pursuant to the SPA; (2) the effectiveness of an amendment to the Company’s Articles of Incorporation to authorize the Company to issue preferred stock, which occurred on June 20, 2025; and (3) the filing of a Certificate of Designation of Rights and Preferences of a series of preferred stock of the Company, which occurred on June 20, 2025. The conversion price of the Note was $0.015 per share of either common stock or preferred stock
Convertible debt		$ 370,000		$ 358,200
Convertible notes debt discount					358,200
Preferred stock convertible share							23,880,000
Convertible Promissory Note Agreement [Member] | January 2026 [Member] | Series D-1 Preferred Shares [Member]
Convertible debt			$ 58,000
Note converted into preferred stock			134,884
Conversion price			$ 0.43
Convertible Promissory Note Agreement [Member] | Investor [Member]
Amortization of debt discount					10,000	0
Convertible promissory note description	The principal did not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.38 per share upon creation of such series of shares
Convertible debt	$ 10,000
Convertible notes debt discount					10,000
Preferred stock convertible share							26,316
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 31, 2025 [Member]
Amortization of debt discount					$ 5,000
Convertible promissory note description					The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Convertible debt					$ 5,000
Preferred stock convertible share							22,727
Amount amortized to interest expense					5,000	0
Convertible Promissory Note Agreement [Member] | Investor [Member] | December 30, 2025 [Member]
Convertible promissory note					362	0
Amortization of debt discount					$ 362	0
Convertible promissory note description					The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest volume weighted average price (“VWAP”) for the ten prior trading days. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $132,000 and a day one financing loss of $158,025, representing the fair value of the ECF of $258,025, and the original issue discount of $32,000
Convertible debt					$ 132,000
Proceeds from issuance (net)					100,000
Convertible debt discount					$ 32,000
Convertible debt interest rate					10.00%
Convertible Promissory Note Agreement [Member] | Investor [Member] | October 16, 2025 [Member]
Convertible promissory note					$ 39,013	0
Amortization of debt discount					$ 4,878	0
Convertible promissory note description					In connection with the note, the Company issued a four-year warrant to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.50 and 7,500 shares of the Company’s common stock. At inception, the Company recorded a discount against the note payable in the amount of $23,365, representing the total of the allocated fair value of the warrant of $13,060, the fair value of the shares issued to the holder at inception of $2,805, and the original issue discounts and fees of $7,500
Convertible debt					$ 57,500
Proceeds from issuance (net)					50,000
Debt issuance costs					$ 5,000
Convertible debt interest rate					10.00%
Debt issuance fee					$ 2,500
Warrant to purchase shares of common stock					50,000
Exercise price					$ 1.50
Convertible Promissory Note Agreement [Member] | Investor [Member] | September 2, 2025 [Member]
Amortization of debt discount					$ 5,800	0
Convertible debt					58,000
Proceeds from issuance (net)					52,200
Convertible debt discount					5,800
Debt issuance costs					5,800
Convertible Promissory Note Agreement [Member] | Investor [Member] | September 23, 2025 [Member]
Convertible promissory note					61,163	0
Amortization of debt discount					$ 61,163	0
Convertible promissory note description					The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest VWAP for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 120,000 shares of the Company’s common stock at an exercise price of $1.50 and 18,000 shares of the Company’s common stock. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $138,000 and a day one financing loss of $82,609, representing the total of the allocated fair value of the warrant of $53,180, the fair value of the shares issued to the holder at inception of $24,840, the fair value of the ECF of $124,589, and the original issue discounts and fees of $18,000
Convertible debt					$ 138,000
Proceeds from issuance (net)					120,000
Convertible debt discount					12,000
Debt issuance costs					$ 6,000
Convertible debt interest rate					10.00%
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 1, 2025 [Member]
Amortization of debt discount					$ 20,000
Convertible promissory note description					The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.19 per share upon creation of such series of shares
Convertible debt					$ 20,000
Preferred stock convertible share							105,263
Amount amortized to interest expense					20,000	0
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 20, 2025 [Member]
Amortization of debt discount					$ 37,500
Convertible promissory note description					The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.21 per share upon creation of such series of shares
Convertible debt					$ 37,500
Preferred stock convertible share							178,571
Amount amortized to interest expense					37,500	0
Convertible Promissory Note Agreement [Member] | Investor [Member] | May 25, 2025 [Member]
Amortization of debt discount					$ 37,500
Convertible promissory note description					The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.42 per share upon creation of such series of shares
Convertible debt					$ 37,500
Preferred stock convertible share							89,286
Amount amortized to interest expense					37,500	0
Convertible Promissory Note Agreement [Member] | Investor [Member] | June 2, 2025 [Member]
Amortization of debt discount					$ 5,000
Convertible promissory note description					The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares
Convertible debt					$ 5,000
Preferred stock convertible share							22,727
Amount amortized to interest expense					5,000	0
Convertible Promissory Note Agreement [Member] | Investor [Member] | July 1, 2025 [Member]
Convertible promissory note					355,398	0
Amortization of debt discount					$ 212,893	0
Convertible promissory note description					The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest volume weighted average price (“VWAP”) for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 330,000 shares of the Company’s common stock at an exercise price of $1.50. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $352,495, representing the allocated fair value of the warrant of $125,755, the fair value of the embedded conversion feature (“ECF”) of $161,740, and the original issue discounts and fees of $65,000
Convertible debt					$ 495,000
Proceeds from issuance (net)					430,000
Convertible debt discount					45,000
Debt issuance costs					$ 20,000
Convertible debt interest rate					10.00%
PromissoryNote [Member] | Eltino, Ltd [Member]
Debt instrument						25,000
PromissoryNote [Member] | Ms Bridusa Dominca Kamara [Member]
Debt instrument, face amount						30,000
Accrued interest						14,000
Second Convertible Promissory Note Agreement [Member]
Amortization of debt discount					$ 18,500	$ 0
Convertible notes debt discount					$ 18,500
Preferred stock convertible share							925,000